Share-Based Compensation (Summary Of Option Activity) (Details) - Stock Options [Member] shares in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares, Beginning of year | shares	1,228
Granted, Shares | shares	10,550
Exercised, Shares | shares
Forfeited, Shares | shares	(64)
Expired, Shares | shares	(304)
Outstanding, Shares, End of year | shares	11,410
Outstanding, Weighted Average Exercise Price, Beginning of year | $ / shares	$ 7.09
Granted, Weighted Average Exercise Price | $ / shares	0.17
Exercised, Weighted Average Exercise Price | $ / shares
Forfeited, Weighted Average Exercise Price | $ / shares	0.63
Expired, Weighted Average Exercise Price | $ / shares	22.18
Outstanding, Weighted Average Exercise Price, End of year | $ / shares	$ 0.33
Outstanding, Weighted Average Remaining Contractual Term	4 years 7 months 6 days
Outstanding, Aggregate Intrinsic Value | $
Vested and expected to vest at end of year, shares | shares	3,435
Vested and expected to vest at end of year, weighted average exercise price | $ / shares	$ 0.68
Vested and expected to vest at end of year, weighted average remaining contractual term	4 years 8 months 1 day
Vested and expected to vest at end of year, aggregate intrinsic value | $